Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

CERT NYS
File No. 001-34066

October 24, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PrivateBancorp, Inc., 7.125% Subordinated Debentures due 2042, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 22, 2012. Tentative listing date – October 26, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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